Operating Leases (Tables)	12 Months Ended
Dec. 31, 2025
Operating Leases [Abstract]
Schedule of Supplemental Balance Sheet

Supplemental balance sheet information related to these leases are as follows:

December 31, 2025
Operating lease right-of-use lease asset	$1,242,936
Accumulated amortization	(637,647)
Net balance	$605,289

Operating lease liability, current	175,948
Operating lease liability, long-term	488,725
Total operating lease liabilities	$664,673

Weighted Average Remaining Lease Term – operating leases	40 months

Weighted Average Discount Rate – operating leases	4.2%

Lease expense for the years ended December 31, 2025 and 2024 was comprised of the following:

	2025	2024
Operating lease expense	$196,851	$196,851

Schedule of Future Minimum Lease Payments Operating Leases

Future minimum lease payments under this operating lease as of December 31, 2025 was as follows:

2026	$209,767
2027	215,036
2028	220,460
2029	68,293
Total lease payments	713,556
Less imputed interest	(48,883)
Maturities of lease liabilities	$664,673